Defined benefit pension plan - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Total benefit obligation	$ 2.9	$ 2.8